Cover	Apr. 24, 2024
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	MariaDB plc
Document Period End Date	Apr. 24, 2024
Entity Incorporation, State or Country Code	L2
Entity File Number	001-41571
Entity Address, Address Line One	699 Veterans Blvd
Entity Address, City or Town	Redwood City,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	855
Local Phone Number	562-7423
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001929589
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	MRDB
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	MRDBW
Security Exchange Name	NYSE